ORDINARY SHARES (Details) (Ordinary shares., USD $)	0 Months Ended
	Jun. 10, 2011	Dec. 31, 2014	Dec. 31, 2013
Ordinary shares.
Ordinary Shares
Number of shares issued	154,254,480
Proceeds from issuance of shares in initial public offering, net of underwriting discounts and commissions	$ 64,555,500
Underwriting discounts and commissions	$ 4,859,016
Number of shares legally issued according to share incentive plans, including restricted shares		6,596,410	16,557,901